Concentrations of Credit Risk - Schedule of Customers Account for More than 10% of Company's Accounts Receivable and Sale of Power (Detail) - Customer Concentration Risk [Member]			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Percentage of Accounts Receivable [Member] | NTPC Vidyut Vyapar Nigam Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	5.60%	11.40%
Percentage of Accounts Receivable [Member] | Punjab State Power Corporation Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	39.30%	15.90%
Percentage of Accounts Receivable [Member] | Solar Energy Corporation of India [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	21.90%	48.50%
Percentage of Accounts Receivable [Member] | Chhattisgarh State Corporation [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	7.70%	12.80%
Percentage of Sale of Power [Member] | NTPC Vidyut Vyapar Nigam Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			15.60%	25.20%
Percentage of Sale of Power [Member] | Punjab State Power Corporation Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			24.10%	17.00%
Percentage of Sale of Power [Member] | Solar Energy Corporation of India [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			23.40%	29.00%
Percentage of Sale of Power [Member] | Chhattisgarh State Corporation [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			7.40%	7.50%